Other Expenses	12 Months Ended
Dec. 31, 2014
Other Income And Expenses [Abstract]
Other Expenses

Note Q: Other Expenses

In 2012, the Corporation incurred business development costs of $35,140,000, which decreased 2012 consolidated net earnings by $21,242,000, or $0.46 per diluted share.

In 2012, the Corporation incurred early retirement and severance expenses totaling $3,885,000, or $0.05 per diluted share. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statements of earnings.